SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUPPLEMENTAL INFORMATION	SUPPLEMENTAL INFORMATIONIn 2017, we agreed to acquire two Capesize vessels from affiliates of Hemen at an aggregated purchase price of $86.0 million. As settlement of the purchase price for each vessel, we entered into a seller's credit loan with an affiliate of Hemen for 50% of the purchase price of each vessel. The remaining part of the purchase price was to be settled with an aggregate of $9.0 million of cash and 4,000,000 of newly-issued common shares of the Company; 2,000,000 shares was to be issued upon the delivery of each vessel. In November 2017, one of the vessels was delivered to us and 2,000,000 shares were issued, a seller's credit of $21.5 million assumed and $4.5 million in cash was paid to satisfy the purchase price. In January 2018, we took delivery of the second Capesize vessel and issued 2,000,000 common shares to Hemen to satisfy the purchase price. We also assumed a $21.5 million seller's credit and paid $4.5 million in cash as part of the consideration for the vessel.